Certain Relationships And Related Transactions	12 Months Ended
Dec. 31, 2013
Certain Relationships And Related Transactions [Abstract]
Certain Relationships And Related Transactions

NOTE 23 — CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

CIT invests in various trusts, partnerships, and limited liability corporations established in conjunction with structured financing transactions of equipment, power and infrastructure projects. CIT’s interests in these entities were entered into in the ordinary course of business. Other assets included approximately $65 million and $69 million at December 31, 2013 and 2012, respectively, of investments in non-consolidated entities relating to such transactions that are accounted for under the equity or cost methods.

The combination of investments in and loans to non-consolidated entities represents the Company’s maximum exposure to loss, as the Company does not provide guarantees or other forms of indemnification to non-consolidated entities.

Certain shareholders of CIT provide investment management, banking and investment banking services in the normal course of business.